Cover	Mar. 15, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 15, 2024
Entity File Number	000-56383
Entity Registrant Name	Trans Global Group Inc.
Entity Central Index Key	0001891791
Entity Tax Identification Number	88-0298190
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Rm2701
Entity Address, Address Line Two	Block A
Entity Address, Address Line Three	Zhantao Technology Bldg
Entity Address, City or Town	Minzhi Street
Entity Address, Country	CN
Entity Address, Postal Zip Code	518000
City Area Code	86
Local Phone Number	138 2338 3535
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	TGGI
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false